April 22, 2011	Stacy H. Winick
D 202.778.9252
stacy.winick@klgates.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Short Duration Credit Opportunities Fund

Ladies and Gentlemen:

On behalf of the Nuveen Short Duration Credit Opportunities Fund (the “Fund”), we are transmitting for electronic filing Pre-Effective amendment No. 2 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or David Glatz at (312) 807-4295 with any questions or comments concerning these materials.

Very truly yours,

/s/  Stacy H. Winick

Stacy H. Winick

Enclosures

Copies to	K. Brown (w/encl.)
K. McCarthy (w/encl.)
M. Winget (w/encl.)